Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Intangible Assets [Abstract]
Patent right	$ 7,025	$ 6,833
Less: Accumulated amortization	(937)	(569)
Totals	$ 6,088	$ 6,264